Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of right-of-use assets
i.Rights of use assets are as follow:

	Rights of use assets
	Transportation and storage equipment		Plants	Drilling equipment	Rights of use	Port facilities	Buildings	Lands	Total
Balance as of January 1, 2021	Ps.	25,268,381	23,823,684	5,938,628	1,664,525	2,417,909	48,761	33,369	Ps.	59,195,257
Depreciation of the year	(3,872,379)		(2,081,243)	(196,278)	(88,284)	(144,680)	(21,841)	(3,166)	(6,407,871)
Cancellations	(2,866,335)		(435,062)	—	—	—	—	—	(3,301,397)
Additions	2,119,878		2,419,911	—	—	82,388	35,157	616	4,657,950
Currency translation effect	18,381		—	—	—	33,020	401	692	52,494
Reversal of Impairment	—		—	—	87,025	—	—	—	87,025
Balance as of December 31, 2021	Ps.	20,667,926	23,727,290	5,742,350	1,663,266	2,388,637	62,478	31,511	Ps.	54,283,458
Depreciation of the year	(3,333,879)		(2,050,826)	(277,276)	(86,342)	(182,369)	(29,968)	(3,118)	(5,963,778)
Additions	4,396,333		—	434,451	—	451,013	36,400	336	5,318,533
Cancellations	(1,984,257)		(1,601,197)	—	—	—	—	—	(3,585,454)
Currency translation effect	(487,536)		—	—	—	(42,328)	(346)	(1,702)	(531,912)
Balance as of December 31, 2022	Ps.	19,258,587	20,075,267	5,899,525	1,576,924	2,614,953	68,564	27,027	Ps.	49,520,847
Estimated useful life	1 to 10 years		14 years	10 years	23 years	20 years	1 to 5 years	5 years

Summary of leases liabilities
ii.Leases liabilities are as follows:

	2022		2021
Lease liabilities recognized at January 1	Ps.	59,351,649	63,184,128
Additions	5,318,533		4,657,950
Cancellations	(4,392,850)		(3,734,303)
Payments of principal	(7,362,686)		(7,622,403)
Accrued interest	4,304,918		4,773,883
Interests paid	(3,274,137)		(3,646,028)
Foreign Exchange	(2,813,852)		1,738,422
Lease liabilities at December 31,	Ps.	51,131,575	59,351,649

Summary of lease liabilities recognized in statement of comprehensive income
iii.Amounts recognized in the statement of comprehensive Income

	2022		2021
Depreciation of rights of use	Ps.	5,963,778	Ps.	6,407,871
Interests from lease liabilities	4,445,315		4,985,566
Expenses related to short-term leases	106,695		105,789

Summary of lease liabilities recognized in statement of cash flows	iv.Amounts recognized in the statement of cash flows

	2022		2021
Lease payments (principal and interest)	Ps.	(10,636,823)	Ps.	(11,268,431)